Annual Total Returns[BarChart] - PIMCO Total Return Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.16%	10.36%	(1.92%)	4.69%	0.73%	2.60%	5.13%	(0.26%)	8.25%	8.88%